COMMITMENTS AND CONTINGENT LIABILITIES - Future Minimum Payments for Contractual Commitments (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	$ 505
Purchase obligations	2,834
Program rights	3,445
Total commitments	6,784
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	190
Purchase obligations	635
Program rights	856
Total commitments	1,681
1-3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	206
Purchase obligations	781
Program rights	921
Total commitments	1,908
4-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	109
Purchase obligations	494
Program rights	586
Total commitments	1,189
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	0
Purchase obligations	924
Program rights	1,082
Total commitments	$ 2,006